UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place,
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: November 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

PRIME CASH RESERVES PORTFOLIO

FORM N-Q
NOVEMBER 30, 2009

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2009

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.9%
Bank Notes — 2.1%
$ 175,000,000	Bank of America N.A., 0.420% due 3/24/10 (a)	$175,000,000
175,000,000	Chase Bank USA, 0.190% due 2/4/10	175,000,000
	Total Bank Notes	350,000,000
Certificates of Deposit — 28.3%
	ABN Amro Bank NV:
100,000,000	0.700% due 4/23/10	100,000,000
50,000,000	0.490% due 5/25/10	50,000,000
	Banco Bilbao Vizcaya:
75,000,000	0.700% due 12/2/09	75,000,000
85,000,000	0.355% due 3/24/10	85,001,332
100,000,000	0.330% due 4/29/10	100,000,000
	Bank of Montreal:
150,000,000	0.180% due 12/7/09	150,000,000
100,000,000	0.250% due 12/16/09	100,000,000
100,000,000	0.180% due 12/21/09	100,000,000
	Bank of Nova Scotia:
70,000,000	0.500% due 12/23/09	70,000,000
125,000,000	0.400% due 2/5/10	125,000,000
75,000,000	1.150% due 5/7/10	75,000,000
193,000,000	Bank of Tokyo Mitsubishi, 0.280% due 12/15/09	193,000,000
	Barclays Bank PLC:
75,000,000	0.790% due 1/20/10	75,000,000
75,000,000	0.710% due 2/5/10	75,000,000
100,000,000	0.540% due 3/16/10	100,000,000
	BNP Paribas NY Branch:
100,000,000	0.460% due 1/19/10	100,000,000
150,000,000	0.360% due 5/20/10	150,000,000
200,000,000	Canadian Imperial Bank, 0.240% due 3/8/10	200,000,000
100,000,000	Citibank N.A., 0.240% due 1/21/10	100,000,000
	Commerzbank AG:
75,000,000	0.260% due 2/22/10	75,000,000
100,000,000	0.260% due 2/23/10	100,001,166
	Credit Suisse NY:
100,000,000	1.925% due 4/23/10	100,000,000
125,000,000	0.281% due 7/29/10 (b)	125,000,000
	Deutsche Bank AG NY:
100,000,000	0.500% due 1/4/10	100,000,000
150,000,000	0.400% due 1/8/10	150,000,000
100,000,000	DnB NOR Bank ASA, 0.350% due 9/10/10 (b)	100,000,000
	Intesa San Paolo:
115,000,000	0.300% due 1/4/10	115,000,000
70,000,000	0.449% due 8/20/10 (b)	70,000,000
105,000,000	National Bank of Canada, 0.370% due 4/6/10	105,000,000
50,000,000	Nordea Bank Finland PLC, 1.370% due 4/28/10	50,058,866
	Rabobank Nederland NY:
10,000,000	0.240% due 12/14/09	10,000,000
100,000,000	0.340% due 3/17/10	100,000,000
100,000,000	1.520% due 3/19/10	100,295,113
100,000,000	0.320% due 6/3/10	100,000,000
75,000,000	Royal Bank of Canada, 0.400% due 1/11/10	75,000,000
100,000,000	Royal Bank of Scotland, 0.750% due 3/23/10	100,000,000
	Societe Generale NY:
100,000,000	0.320% due 4/15/10	100,000,000
100,000,000	0.378% due 5/5/11 (b)	100,000,000
See Notes to Schedule of Investments.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value
Certificates of Deposit — 28.3% (continued)
	Svenska Handelsbanken NY:
$ 50,000,000	0.305% due 5/13/10	$50,001,130
125,000,000	0.293% due 7/23/10 (b)	125,004,007
25,000,000	Toronto Dominion Bank NY, 0.500% due 12/3/09	25,000,000
	UBS AG Stamford Branch:
175,000,000	1.350% due 12/4/09	175,000,000
100,000,000	0.625% due 4/9/10	100,003,572
100,000,000	0.480% due 5/26/10	100,004,877
242,000,000	Unicredito Italiano SpA, 0.405% due 12/1/09	242,000,000
	Total Certificates of Deposit	4,615,370,063
Certificates of Deposit (Euro) — 3.8%
175,000,000	Credit Agricole SA, 0.850% due 3/12/10	175,000,000
	ING Bank:
75,000,000	0.380% due 2/1/10	75,001,290
65,000,000	0.340% due 3/8/10	65,001,750
130,000,000	0.340% due 3/10/10	130,003,571
130,000,000	0.540% due 5/10/10	130,002,881
50,000,000	Societe Generale, 0.260% due 3/1/10	50,000,000
	Total Certificates of Deposit (Euro)	625,009,492
Commercial Paper — 25.3%
	ANZ National International Ltd.:
50,000,000	0.320% due 12/3/09 (a)(c)	49,999,111
50,000,000	0.501% due 12/3/09 (a)(c)	49,998,611
125,000,000	0.451% due 2/5/10 (a)(c)	124,896,875
50,000,000	0.411% due 2/16/10 (a)(c)	49,956,153
50,000,000	0.451% due 3/8/10 (a)(c)	49,939,375
57,500,000	0.401% due 3/18/10 (a)(c)	57,431,639
	ASB Finance Ltd.:
20,000,000	0.240% due 2/3/10 (a)(c)	19,991,467
50,000,000	0.341% due 5/3/10 (a)(c)	49,927,750
100,000,000	Banco Bilbao Vicaya, 0.321% due 4/27/10 (a)(c)	99,869,333
200,000,000	Bank of America Corp., 0.130% due 12/1/09 (c)	200,000,000
	BNZ International Funding Ltd.:
100,000,000	0.401% due 2/3/10 (a)(c)	99,928,889
50,000,000	0.401% due 2/4/10 (a)(c)	49,963,889
60,000,000	0.240% due 2/5/10 (a)(c)	59,973,600
	Caisse D'amortissement:
300,000,000	0.501% due 12/10/09 (c)	299,962,500
35,000,000	0.531% due 12/28/09 (c)	34,986,088
100,000,000	CBA (Delaware) Finance Inc., 0.240% due 12/4/09 (c)	99,998,000
208,000,000	Commerzbank U.S. Finance, 0.300% due 12/10/09 (c)	207,984,400
	Danske Corp.:
136,000,000	0.180% due 12/14/09 (a)(c)	135,991,160
25,000,000	0.180% due 12/23/09 (a)(c)	24,997,250
25,000,000	0.300% due 1/11/10 (a)(c)	24,991,458
90,000,000	Deutsche Bank Financial LLC, 0.401% due 2/2/10 (c)	89,937,000
	Dexia Delaware:
225,000,000	0.350% due 2/18/10 (c)	224,827,188
175,000,000	0.360% due 3/1/10 (c)	174,842,500
100,000,000	DnB NOR Bank ASA, 0.310% due 4/6/10 (a)(c)	99,891,500
	General Electric Capital Corp.:
250,000,000	0.140% due 12/1/09 (c)	250,000,000
250,000,000	0.220% due 12/29/09 (c)	249,957,222
200,000,000	JPMorgan Chase Funding Inc., 0.290% due 4/5/10 (a)(c)	199,798,611
See Notes to Schedule of Investments.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value
Commercial Paper — 25.3% (continued)
$ 74,250,000	Rabobank USA Finance Corp., 0.501% due 12/23/09 (c)	$74,227,313
120,000,000	Societe De Prise, 0.250% due 5/27/10 (a)(c)	119,852,500
	Societe Generale N.A.:
150,000,000	0.160% due 12/1/09 (c)	150,000,000
72,000,000	0.532% due 1/20/10 (c)	71,947,000
50,000,000	0.552% due 2/2/10 (c)	49,951,875
150,000,000	State Street Boston, 0.230% due 1/7/10 (c)	149,964,542
	Swedish Export Credit:
100,000,000	0.541% due 12/18/09 (c)	99,974,500
50,000,000	0.341% due 4/1/10 (c)	49,942,861
150,000,000	Unicredit Delaware, 0.516% due 5/18/10 (a)(c)	149,639,500
	Westpac Banking Corp.:
100,000,000	0.401% due 1/25/10 (a)(c)	99,938,889
42,183,000	0.421% due 4/21/10 (a)(c)	42,113,609
	Total Commercial Paper	4,137,594,158
Corporate Bonds & Notes — 2.4%
	Commonwealth Bank of Australia:
100,000,000	0.390% due 7/1/10 (a)(b)	100,000,000
50,000,000	0.282% due 11/26/10 (a)(b)	50,000,000
50,000,000	Svenska Handelsbanken AB, 0.305% due 12/3/10 (a)(b)	50,000,000
	Westpac Banking Corp.:
125,000,000	0.273% due 8/13/10 (a)(b)	124,989,957
65,000,000	0.281% due 11/26/10 (b)	64,977,764
	Total Corporate Bonds & Notes	389,967,721
FDIC Backed Bonds & Notes — 0.6%
100,000,000	Bank of America N.A., 0.228% due 2/5/10 (b)	100,000,000
Medium-Term Notes — 2.1%
75,000,000	Bank of America N.A., 0.657% due 10/22/10 (b)	75,000,000
150,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 0.333% due 1/21/10 (b)	150,000,000
70,000,000	Procter & Gamble International Funding, 0.525% due 2/8/10 (b)	70,000,000
45,000,000	Toyota Motor Credit Corp., 0.267% due 8/23/10 (b)	45,000,000
	Total Medium-Term Notes	340,000,000
Supranationals/Sovereigns — 3.9%
75,000,000	Inter-American Development Bank, 0.240% due 2/19/10 (b)	75,000,000
	International Bank for Reconstruction & Development:
100,000,000	0.231% due 2/1/10 (b)	100,000,000
125,000,000	0.228% due 2/8/10 (b)	125,000,000
58,450,000	0.202% due 5/20/10 (b)	58,451,315
	Sweden (Kingdom of):
75,000,000	0.826% due 3/17/10 (a)(c)	74,818,917
200,000,000	1.000% due 4/26/10	200,000,000
	Total Supranationals/Sovereigns	633,270,232
Time Deposits — 16.7%
431,172,000	ABN AMRO Bank Grand Cayman, 0.150% due 12/1/09	431,172,000
275,000,000	BNP Paribas Grand Cayman, 0.160% due 12/1/09	275,000,000
350,000,000	Calyon Grand Cayman, 0.140% due 12/1/09	350,000,000
372,346,000	Citibank Nassau, 0.150% due 12/1/09	372,346,000
149,501,000	Commerzbank Grand Cayman, 0.150% due 12/1/09	149,501,000
125,000,000	Dexia Credit Local NY, 0.170% due 12/1/09	125,000,000
400,365,000	National Bank of Canada, 0.150% due 12/1/09	400,365,000
400,000,000	Nordea Bank Sweden, 0.140% due 12/1/09	400,000,000
See Notes to Schedule of Investments.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value
Time Deposits — 16.7% (continued)
$ 225,000,000	Royal Bank of Canada NY, 0.188% due 12/1/09	$225,000,000
	Total Time Deposits	2,728,384,000
U.S. Government Agencies — 11.2%
	Federal Farm Credit Bank (FFCB), Bonds:
50,000,000	0.950% due 1/6/10 (b)	50,000,000
125,000,000	0.370% due 3/5/10 (b)	125,000,000
91,750,000	0.950% due 3/16/10 (b)	91,736,663
150,000,000	0.580% due 7/28/10 (b)	150,000,000
100,000,000	0.279% due 9/15/11 (b)	99,981,913
	Federal Home Loan Mortgage Corp. (FHLMC):
65,750,000	Discount Notes, 0.806% due 12/30/09 (c)(d)	65,707,628
	Notes:
75,000,000	0.184% due 7/12/10 (b)(d)	75,000,000
125,000,000	0.184% due 7/14/10 (b)(d)	124,993,952
140,000,000	0.314% due 9/3/10 (b)(d)	139,968,187
100,000,000	0.256% due 9/24/10 (b)(d)	99,975,656
80,000,000	0.189% due 5/4/11 (b)(d)	80,060,261
150,000,000	0.158% due 5/5/11 (b)(d)	149,933,384
	Federal National Mortgage Association (FNMA), Notes:
250,000,000	0.205% due 2/8/10 (b)(d)	249,990,134
150,000,000	0.174% due 7/13/10 (b)(d)	149,990,786
70,000,000	0.228% due 8/5/10 (b)(d)	69,977,004
100,000,000	0.153% due 5/13/11 (b)(d)	99,985,534
	Total U.S. Government Agencies	1,822,301,102
U.S. Treasury Bill — 0.4%
75,000,000	U.S. Treasury Bills, 0.341% due 12/17/09 (c)	74,988,667
Repurchase Agreement — 3.1%
500,000,000	Barclays Capital Inc., tri-party repurchase agreement, dated 11/30/09, 0.150%
	due 12/1/09; Proceeds at maturity - $500,002,083; (Fully collateralized by
	various U.S. government obligations, 0.750% to 2.750% due 11/30/11 to
	11/30/16; Market value - $510,000,057)	500,000,000
	TOTAL INVESTMENTS — 99.9% (Cost — $16,316,885,435#)	16,316,885,435
	Other Assets in Excess of Liabilities — 0.1%	10,031,577

	TOTAL NET ASSETS — 100.0%	$16,326,917,012

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(c)	Rate shown represents yield-to-maturity.
(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1—quoted prices in active markets for identical investments

  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$16,316,885,435	—	$16,316,885,435
† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009, the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 19, 2010

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 19, 2010